Property and Equipment - Classifications of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property and equipment, Cost		$ 96,243		$ 95,875
Property and equipment, Accumulated Depreciation		(62,258)		(56,470)
Property and equipment, Net	$ 50,549	33,985	$ 38,000	39,405
Computer Software
Property Plant And Equipment [Line Items]
Property and equipment, Cost		54,966		56,511
Property and equipment, Accumulated Depreciation		(32,117)		(35,014)
Property and equipment, Net		22,849		21,497
Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, Cost		26,690		25,077
Property and equipment, Accumulated Depreciation		(19,245)		(14,034)
Property and equipment, Net		7,445		11,043
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, Cost		14,587		14,287
Property and equipment, Accumulated Depreciation		(10,896)		(7,422)
Property and equipment, Net		$ 3,691		$ 6,865